Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2011
Accounts Payable and Accrued Liabilities [Abstract]
Accounts Payable and Accrued Liabilities

8. Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities as of December 31, 2011 and 2010 were as follows:

	December 31,
	2011	2010
Trade accounts payable	$124,218	$89,763
Payroll and payroll liabilities	35,700	40,945
Provision for loss on contracts	2,202	1,603
Self insurance accrual	24,964	27,524
Other accrued liabilities	34,473	24,743

Total accounts payable and accrued liabilities	$221,557	$184,578